Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

(b)	During the years ended December 31, 2018, 2019 and 2020, other than disclosed elsewhere, the Company had the following material related party transactions:

	Years ended December 31,
(In thousands)	2018	2019	2020
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Maya	3,597	4,419	8,010
Purchase of data connectivity service:
Maya	—	—	47

(c)	The Company had the following related party balances as December 31, 2019 and December 31, 2020:

(In thousands)	December 31, 2019	December 31, 2020
Deposits received from related party:
Maya	1,022	1,498
Amounts payable to related party:
Maya	—	5
Amounts receivable from related party:
Maya	692	2,264